                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2005
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Management and Advisors, L.P.
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   Address:      Two Seaport Lane
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                 Boston, MA 02210-2021
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Form 13F File Number: 028-10256
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
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Title:   Vice President of AEW Investment Group, Inc.
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         General Partner of AEW Management and Advisors, L.P.
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Phone:   (617) 261-9324
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Signature, Place, and Date of Signing:

        James J. Finnegan             Boston, Massachusetts   October 12, 2005
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           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT.

/X/ 13F NOTICE.

/ / 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-6538                     AEW Capital Management, L.P.
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